STOCKHOLDERS' EQUITY (Details Textual) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Sep. 17, 2013	Dec. 31, 2012
Schedule of Stockholders Equity [Line Items]
Shares, Issued			20,000,000
Shares Issued, Price Per Share			$ 0.13
Stockholders' Equity Note, Subscriptions Receivable	$ 1,924,086	$ 1,896,548		$ 2,580,079